Business combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business combinations	Business combination
On October 30, 2020, Docebo acquired all of the issued and outstanding shares of forMetris, a leading SaaS-based learning impact evaluation platform based in Paris, France. Total consideration of $6,417, which includes the estimated amounts of contingent consideration, consisted of $2,624 cash paid on the closing date and the issuance of 29,024 Common Shares of the Company for consideration of $1,163, at a fair value of C$53.38 per share at the closing date, which is based on the quoted price of the Common Shares on the Toronto Stock Exchange on the closing date. The fair value of the contingent consideration of $2,630 (maximum undiscounted payable of $2,803) is payable contingent on the performance of agreed revenue milestones in each of the three years following the closing date. In addition, potential future consideration of up to $2,447 over the three years following the closing date is owing to one employee of the acquiree based on the achievement of both yearly performance milestones and continued employment. Given the continued employment requirement, these earn-out payouts are being accounted for as compensation for post-acquisition services, and is not considered consideration in the business combination. The contingent consideration and the employee compensation expense installments are to be paid by a combination of 20% in cash and 80% in shares of the Company (subject to any required regulatory approvals).

The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. The allocation of the purchase price to assets acquired and liabilities assumed was based on management’s best estimates of the fair values as at October 30, 2020. In 2021, the Company finalized the fair value of the assets acquired and liabilities assumed at the acquisition date which led to a revised assessment of trade and other payables resulting in a reduction of $102 to goodwill compared to the previously estimated amounts reported in the 2020 financial statements.

The following table summarizes the final allocations of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	174
Trade and other receivables	763
Prepaid expenses and other current assets	61
998
Non-current assets:
Property and equipment, net	—

Right-of-use asset, net	194
Customer relationships	1,458
Technology	548
Trade name and trademarks	47
Goodwill	5,461
Other non-current assets	71
Total assets	8,777

Liabilities
Current liabilities:
Trade and other payables	857
Deferred revenue	700
Finance lease liability	140
1,697
Non-current liabilities:
Finance lease liability	54
Borrowings	278
Deferred tax liability	331
Total liabilities	2,360
Fair value of net assets acquired	6,417

Paid in Common Shares of the Company	1,163
Paid in cash	2,624
Contingent consideration	2,630
Total purchase consideration	6,417

The gross contractual amounts of acquired trade and other receivables is not materially different than the fair value.

Goodwill arising on the acquisition reflects the benefits attributable to synergies, revenue growth, future market development and the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income taxes.
Contingent consideration comprises earn-out payments due to the sellers for meeting certain revenue conditions over the three years following the date of acquisition. The fair value of the contingent consideration was calculated using discounted cash flows and was $2,630 as at the date of acquisition. The fair value of the contingent consideration as at December 31, 2021 was $2,703 (December 31, 2020 - $2,630), of which $467 (December 31, 2020 - $ nil) will be paid in the first quarter of 2022 to the sellers for achieving performance milestones for fiscal year 2021. The Company incurred interest accretion in relation to the contingent consideration for the year ended December 31, 2021 of $73 (December 31, 2020 - $ nil).